Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]	he following table sets forth a comparison of compensation reported in the "Total" column of the Summary Compensation Table to compensation actually paid to our CEO and other NEOs as well as to certain measures of Company performance. The “Compensation Actually Paid” values provided in the new, SEC-required tables below do not reflect the actual compensation paid to the CEO or the other NEOs. Our Compensation Committee did not consider the Compensation Actually Paid in structuring or determining compensation for our NEOs. For a complete discussion of the Company’s executive compensation program and the Committee’s philosophy and approach, please refer to the CD&A section beginning on page 30.

					Value of initial fixed $100 investment based on:
Year	Summary Compensation Table Total for CEO	Compensation Actually Paid to CEO	Average Summary Compensation Table Total for non-CEO NEOs	Average Compensation Actually Paid to Non-CEO NEOs	Total Shareholder Return	Peer Group Total Shareholder Return	Net Income ($mm)	Adjusted Operating Income ($mm)
		(a)		(b)		(c)		(d)
2022	$10,428,809	$4,837,225	$3,569,936	$2,147,827	$152	$133	$129	$212
2021	7,074,692	19,787,903	1,677,042	4,696,029	195	207	110	178
2020	6,514,042	12,630,689	1,528,875	3,172,451	132	150	87	148

(a) The following table sets forth a reconciliation from the "Total" column of the Summary Compensation Table (SCT) to the "Compensation Actually Paid" to our CEO during the applicable year. "Compensation Actually Paid" is calculated in accordance with the rules of the SEC and may not reflect the actual amount of compensation earned by or paid to the CEO during the applicable year. Mr. Eddie Capel was CEO for all years presented.

			Equity Addition to SCT Total
Year	SCT Total	Less Equity Deduction from SCT	Value of Current Year Equity Awards at Dec 31 value	Change in value of unvested prior year awards at Dec 31	Change in value of prior year awards vested in current year	Total- Equity Addition to SCT	Total Compensation Actually Paid
		(e)	(f)	(g)	(h)		(i)
2022	$10,428,809	($8,800,080)	$9,651,664	($4,368,293)	($2,074,875)	$3,208,496	$4,837,225
2021	7,074,692	(5,500,823)	9,183,395	8,299,792	730,847	18,214,034	19,787,903
2020	6,514,042	(5,295,282)	6,595,733	4,659,412	156,784	11,411,929	12,630,689

(b) The following table sets forth a reconciliation from an average of the amounts under the “Total” column of the SCT to average “Compensation Actually Paid” to our NEOs, excluding the CEO. “Compensation Actually Paid” is calculated in accordance with the rules of the SEC and may not reflect the actual amount of compensation earned by or paid to the NEOs during the applicable year. For all years presented, the non-CEO NEOs included in the average are Messrs. Dennis B. Story, Bruce S. Richards and Robert G. Howell and Ms. Linda C. Pinne.

			Equity Addition to SCT Total
Year	SCT Average	Less Equity Deduction from SCT	Value of Current Year Equity Awards at Dec 31 value	Change in value of unvested prior year awards at Dec 31	Change in value of prior year awards vested in current year	Total- Equity Addition to SCT	Average Compensation Actually Paid
		(e)	(f)	(g)	(h)		(i)
2022	$3,569,936	($2,826,382)	$2,947,289	($1,020,348)	($522,668)	$1,404,273	$2,147,827
2021	1,677,042	(960,887)	1,602,052	2,203,063	174,759	3,979,874	4,696,029
2020	1,528,875	(917,895)	1,143,280	1,345,934	72,257	2,561,471	3,172,451

(c) Based on the NASDAQ Computer Index included in our stock performance graph in our annual report to shareholders.

(d) Adjusted operating income (AOI) is a non-GAAP financial measure defined as operating income excluding the impact of equity-based compensation and acquisition-related costs, and the related income tax effects of these items. This measure is the same AOI measure we use to partially calculate our annual performance-based cash bonus and our performance-based RSUs discussed in the CD&A and the compensation tables, except for compensation purposes we adjust AOI to constant currency at budgeted rates.

(e) Represents the grant date fair value of equity-based awards made during each fiscal year

(f) Represents the year-end fair value of equity-based awards that were made during the fiscal year, including actual performance units earned that were granted during the fiscal year

(g) Represents the change in fair value during the fiscal year of equity-based awards granted in prior fiscal years that were still unvested as of year-end, with such change in fair value reflecting the change in the year-end stock price during each year.

(h) Represents the change in fair value during the fiscal year of equity-based awards granted in prior fiscal years that vested during the year, with such change in fair value reflecting the change in stock price from the prior fiscal year-end until the vesting date. The 2020 amounts include the value of stock units granted on July 27, 2015 that vested in January 2020. The 2020 amounts do not include the value of stock units from that same July 27, 2015 grant that vested prior to 2020 but were not settled until January 2020.

(i) The amounts in this column are calculated by subtracting the amounts under “Less Equity Deduction from SCT” from, and adding the amounts under “Total Equity Addition to SCT” to, the amounts under “SCT Total” with respect to the CEO and “SCT Average” with respect to the other NEOs.

Company Selected Measure Name	Adjusted Operating Income
PEO Total Compensation Amount	$ 10,428,809	$ 7,074,692	$ 6,514,042
PEO Actually Paid Compensation Amount	$ 4,837,225	19,787,903	12,630,689
Adjustment To PEO Compensation, Footnote [Text Block]

(a) The following table sets forth a reconciliation from the "Total" column of the Summary Compensation Table (SCT) to the "Compensation Actually Paid" to our CEO during the applicable year. "Compensation Actually Paid" is calculated in accordance with the rules of the SEC and may not reflect the actual amount of compensation earned by or paid to the CEO during the applicable year. Mr. Eddie Capel was CEO for all years presented.

			Equity Addition to SCT Total
Year	SCT Total	Less Equity Deduction from SCT	Value of Current Year Equity Awards at Dec 31 value	Change in value of unvested prior year awards at Dec 31	Change in value of prior year awards vested in current year	Total- Equity Addition to SCT	Total Compensation Actually Paid
		(e)	(f)	(g)	(h)		(i)
2022	$10,428,809	($8,800,080)	$9,651,664	($4,368,293)	($2,074,875)	$3,208,496	$4,837,225
2021	7,074,692	(5,500,823)	9,183,395	8,299,792	730,847	18,214,034	19,787,903
2020	6,514,042	(5,295,282)	6,595,733	4,659,412	156,784	11,411,929	12,630,689

Non-PEO NEO Average Total Compensation Amount	$ 3,569,936	1,677,042	1,528,875
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,147,827	4,696,029	3,172,451
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

(b) The following table sets forth a reconciliation from an average of the amounts under the “Total” column of the SCT to average “Compensation Actually Paid” to our NEOs, excluding the CEO. “Compensation Actually Paid” is calculated in accordance with the rules of the SEC and may not reflect the actual amount of compensation earned by or paid to the NEOs during the applicable year. For all years presented, the non-CEO NEOs included in the average are Messrs. Dennis B. Story, Bruce S. Richards and Robert G. Howell and Ms. Linda C. Pinne.

			Equity Addition to SCT Total
Year	SCT Average	Less Equity Deduction from SCT	Value of Current Year Equity Awards at Dec 31 value	Change in value of unvested prior year awards at Dec 31	Change in value of prior year awards vested in current year	Total- Equity Addition to SCT	Average Compensation Actually Paid
		(e)	(f)	(g)	(h)		(i)
2022	$3,569,936	($2,826,382)	$2,947,289	($1,020,348)	($522,668)	$1,404,273	$2,147,827
2021	1,677,042	(960,887)	1,602,052	2,203,063	174,759	3,979,874	4,696,029
2020	1,528,875	(917,895)	1,143,280	1,345,934	72,257	2,561,471	3,172,451

Total Shareholder Return Vs Peer Group [Text Block]	TSR over the period presented is because a significant portion of the Compensation Actually Paid to our CEO is comprised of equity awards.

Relationships between Pay and Performance
	2020	2021	2022
CEO Compensation Actually Paid (in millions)	$12.6	$19.8	$4.8
Average NEO Compensation Actually Paid (in millions)	$3.2	$4.7	$2.1

Company Net Income (in millions)	$87	$110	$129
% Yearly Change		26%	17%

Company Adjusted Operating Income (in millions)	$148	$178	$212
% Yearly Return		20%	19%

Company Total Shareholder Return	$132	$195	$152
% Yearly Return	32%	48%	-22%
3 year CAGR			15%

Peer Total Shareholder Return	$150	$207	$133
% Yearly Return	50%	38%	-36%
3 year CAGR			10%

Tabular List [Table Text Block]

Financial Performance Measures

As further discussed in our Compensation Discussion and Analysis, with performance-based pay comprising the majority of executive compensation, we believe our current program directly links executive compensation to our financial performance and aligns the interests of our executive officers with those of our shareholders. The following table sets forth financial performance measures that we considered to be the most important to link compensation actually paid to Company performance during 2022.

Key Financial Measures
Total Revenue
Adjusted Operating Income
NACV

Total Shareholder Return Amount	$ 152	195	132
Peer Group Total Shareholder Return Amount	133	207	150
Net Income (Loss)	$ 129,000,000	$ 110,000,000	$ 87,000,000
Company Selected Measure Amount	212,000,000	178,000,000	148,000,000
PEO Name	Mr. Eddie Capel	Mr. Eddie Capel	Mr. Eddie Capel
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Total Revenue
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted Operating Income
Non-GAAP Measure Description [Text Block]

(d) Adjusted operating income (AOI) is a non-GAAP financial measure defined as operating income excluding the impact of equity-based compensation and acquisition-related costs, and the related income tax effects of these items. This measure is the same AOI measure we use to partially calculate our annual performance-based cash bonus and our performance-based RSUs discussed in the CD&A and the compensation tables, except for compensation purposes we adjust AOI to constant currency at budgeted rates.

Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	NACV
PEO [Member] | Equity Deduction from Summary Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (8,800,080)	$ (5,500,823)	$ (5,295,282)
PEO [Member] | Value of Current Year Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	9,651,664	9,183,395	6,595,733
PEO [Member] | Change in Value of Unvested Prior Year Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(4,368,293)	8,299,792	4,659,412
PEO [Member] | Change in Value of Prior Year Awards Vested in Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(2,074,875)	730,847	156,784
PEO [Member] | Total- Equity Addition to Summary Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	3,208,496	18,214,034	11,411,929
Non-PEO NEO [Member] | Equity Deduction from Summary Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(2,826,382)	(960,887)	(917,895)
Non-PEO NEO [Member] | Value of Current Year Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,947,289	1,602,052	1,143,280
Non-PEO NEO [Member] | Change in Value of Unvested Prior Year Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,020,348)	2,203,063	1,345,934
Non-PEO NEO [Member] | Change in Value of Prior Year Awards Vested in Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(522,668)	174,759	72,257
Non-PEO NEO [Member] | Total- Equity Addition to Summary Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 1,404,273	$ 3,979,874	$ 2,561,471